Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segments [Abstrsct]
SEGMENTS

NOTE 9 — SEGMENTS

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information. As a result of our acquisition of GFHI on July 1, 2020, we currently serve the marketplace, through our operating subsidiaries, as a financial technology company (Fintech Industry) targeting the Chinese marketplace as well as other areas of the world. We have built and/or, are in the process of building, various platforms to capitalize on business opportunities in a range of insurance platform segments (formerly: verticals and technology segments) including stock trading and insurance brokerage services. We will continue to increase the capabilities of our platforms through acquisition and/or the licensing of different technologies to support our efforts in the different market segments. By building secure, reliable and scalable platforms with high volume processing capability, we intend to provide customized solutions that address the needs of a highly diverse and broad client base. First, we have launched our insurance platform, operated by GFHI, for the Chinese market and have been generating revenues in GFHI. While the revenues were not material in 2020, these revenues are building and we expect these revenues to continue to grow as this business establishes itself in the market as a reputable service available to consumers Secondly, we are currently in the process of launching our securities trading software platform and accelerating the development and business around this segment. This is possible due to the recent completion of the acquisition of Magpie (formerly: Huapei) on February 26, 2021.

As a result of such acquisition, we have obtained the necessary licenses and permits to operate our online platform in the Hong Kong stock exchange.

As we begin development of our oil and gas trading platform, we are looking to partner with an established and reputable Chinese organization to build out our technology, which will support two major elements of China’s energy sector.

During the period between June 23, 2020, and May 9, 2021 we have held a controlling interest in Micronet, and we have presented our mobile resource management (“MRM”) business operated by Micronet as a segment. As of May 9, 2021, the Company’s ownership interest was diluted and, as a result, we no longer include Micronet’s operating results in our consolidated financial statements.

The following table summarizes the financial performance of our operating segments:

	Three months ended March 31, 2022
	Insurance platform		Mobile resource management	Online stock trading	Consolidated
Revenues from external customers	$9,533		—	30	$9,563
Segment operating loss	(4,295	)(1)	—	(3,544)	(7,839)
Non allocated expenses					(2,131)
Finance expenses and other					49
Consolidated loss before provision for income taxes					$(9,921)

(1)      Includes $733 of intangible assets amortization, derived from GFHI acquisition.

	Three months ended March 31, 2021
	Insurance platform		Mobile resource management		Consolidated
Revenues from external customers	$8,209		$726		$8,935
Segment operating loss	(1,967	)(1)	(827	)(2)	(2,794)
Non allocated expenses					(1,989)
Finance expenses and other					(479)
Consolidated loss before provision for income taxes					$(5,262)

(1)      Includes $733 of intangible assets amortization, derived from GFHI acquisitions.

(2)      Includes $103 of intangible assets amortization, derived from Micronet consolidation.

The following table summarizes the financial statements of our balance sheet accounts of the segments:

	As of March 31, 2022
	Insurance platform		Mobile resource management	Online stock trading	Consolidated
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
Assets related to segments	$62,522	(2)	$—	$56,632 (4)	$119,154
Non allocated Assets			—		45,690
Liabilities related to segments	(20,032	)(3)	—	(3,552)	(23,584)
Non allocated liabilities	—		—	—	(2,341)
Total Equity					$138,919

(2)      Includes $11,440 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(3)      Includes $2,974 of deferred tax liability, derived from GFHI acquisition.

The following table summarizes the financial statements of our balance sheet accounts of the segments:

	As of December 31, 2021
	Insurance platform		Mobile resource management	Online stock trading		Consolidated
Assets related to segments	$86,474	(1)	$—	$60,581	(3)	$147,055
Non allocated Assets			—			30,756
Liabilities related to segments	(23,516	)(2)	—	(3,953)		(27,469)
Non allocated liabilities	—		—	—		(2,620)
Total Equity						$147,722

(1)      Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)      Includes $3,728 of deferred tax liability, derived from GFHI acquisition.

(3)      Includes $1,222 of intangible assets.

NOTE 15 — SEGMENTS

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information. As a result of our acquisition of GFHI on July 1, 2020, we currently serve the marketplace, through our operating subsidiaries, as a financial technology company (Fintech Industry) targeting the Chinese marketplace as well as other areas of the world. We have built and/or, are in the process of building, various platforms to capitalize on business opportunities in a range of verticals and technology segments including stock trading and wealth management and insurance brokerage services. We will continue to increase the capabilities of our platforms through acquisition and/or the licensing of different technologies to support our efforts in the different market segments. By building secure, reliable and scalable platforms with high volume processing capability, we intend to provide customized solutions that address the needs of a highly diverse and broad client base. First, we have launched our insurance platform, operated by GFHI, for the Chinese market and have been generating revenues in GFHI. While the revenues were not material in 2020, these revenues are building and we expect these revenues to continue to grow as this business establishes itself in the market as a reputable service available to consumers Secondly, we are currently in the process of launching our securities trading software platform and accelerating the development and business around this segment. This is possible due to the recent completion of the acquisition of Magpie (formerly: Huapei) on February 26, 2021.

As a result of such acquisition, we have obtained the necessary licenses and permits to operate our online platform in the Hong Kong stock exchange.

As we begin development of our oil and gas trading platform, we are looking to partner with an established and reputable Chinese organization to build out our technology, which will support two major elements of China’s energy sector.

During the period between June 23, 2020, and May 9, 2021 we have held a controlling interest in Micronet, and we have presented our mobile resource management (“MRM”) business operated by Micronet as a segment. As of May 9, 2021, the Company’s ownership interest was diluted and, as a result, we no longer include Micronet’s operating results in our consolidated financial statements.

The following table summarizes the financial performance of our operating segments:

	Year ended December 31, 2021
(USD in thousands)	Verticals and technology		Mobile resource management		Online stock trading	Consolidated
Revenues from external customers	$54,932		726		18	$55,676
Segment operating loss	(9,604	)(1)	(827	)(2)	(7,504)	(17,935)
Non allocated expenses						(19,961)
Finance expenses and other						(1,053)
Consolidated loss before provision for income taxes						$(38,949)

(1)      Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.

(2)      Includes $103 of intangible assets amortization, derived from Micronet consolidation.

	Year ended December 31, 2020
(USD in thousands)	Verticals and technology		Mobile resource management		Consolidated
Revenues from external customers	$299		$874		$1,173
Segment operating loss	(2,695	)(1)	(1,433	)(2)	(4,128)
Non allocated expenses					(12,451)
Finance expenses and other					(7,383)
Consolidated loss before provision for income taxes					$(23,962)

(1)      Includes $1,466 of intangible assets amortization, derived from GFHI acquisition.

(2)      Includes $206 of intangible assets amortization, derived from Micronet.

The following table summarizes the financial statements of our balance sheet accounts of the segments:

	As of December 31, 2021
(USD in thousands)	Verticals and technology		Mobile resource management	Online stock trading	Consolidated
Assets related to segments	$86,474	(1)	$—	60,581 (3)	$147,055
Non allocated Assets			—		30,756
Liabilities related to segments	(23,516	)(2)	—	(3,953)	(27,469)
Non allocated liabilities	—		—	—	(2,620)
Total Equity					$147,722

(1)      Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)      Includes $3,728 of deferred tax liability, derived from GFHI acquisition.

(3)      Includes $1,222 of intangible assets.

	As of December 31, 2020
(USD in thousands)	Verticals and technology	Mobile resource management	Online stock trading	Consolidated
Assets related to segments	$7,037	$7,017	—	$14,054
Non allocated Assets	—	—	—	63,679
Liabilities related to segments	(638)	(2,861)	—	(3,499)
Non allocated liabilities	—	—	—	(8,538)
Total Equity				$65,696